Prepayments and Other Receivables, Net	12 Months Ended
Dec. 31, 2025
Prepayments and Other Receivables, Net [Abstract]
PREPAYMENTS AND OTHER RECEIVABLES, NET

5. PREPAYMENTS AND OTHER RECEIVABLES, NET

	As of December 31,
	2024	2025
	RMB	RMB	USD

Other receivables	189,066	269,426	38,528
Receivable from asset disposal	-	89,000	12,726
Less: allowance for credit loss of other receivables	(28,565)	(2,900)	(415)
Prepayments	72,904	73,705	10,540
Deductible input VAT	7,565	14,710	2,104
Deposits	7,524	4,142	592
Prepayment, other receivables other, net	248,494	448,083	64,075

Other receivables primarily include:

Fund transaction receivables from third parties – arising from cash transactions and fund settlements with external parties;

Social security advances and withholdings – amounts paid by the Group on behalf of employees for social security and housing provident fund contributions, which will be either recovered from employees or remitted to government authorities;

Staff advances and borrowings – travel advances and petty cash advances provided to employees in the ordinary course of business;

Other short-term receivables expected to be recovered within twelve months.

Prepayments primarily include:

Project prepayments – advances made to third-party vendors for specific project-based development and implementation activities;

Online promotion fees – prepayments made to internet platforms for digital marketing, advertising, and promotional services;

Other short-term balances expected to be realized within twelve months.

Receivable from asset disposal represents the consideration receivable from the transfer of school trusteeship rights for five schools completed in December 2025. The transfer has been finalized. The buyer is a third party. As of April 17, 2026, RMB 4 million has been received. Of the remaining balance, RMB85 million is expected to be collected by the end of 2026, and the remainder RMB17 million is expected to be collected by the end of 2027. The expected credit loss for this receivable is not material to the consolidated financial statements.

Movement of allowance for credit loss is as follows:

	As of December 31,
	2024	2025
	RMB	RMB	USD
Beginning balance	42,683	28,565	4,085
Reversal of expense	(1,637)	(25,665)	(3,670)
Less: disposal of discontinued operations	(12,481)	-	-
Ending balance	28,565	2,900	415